CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income	$ 24,691,248	$ 14,047,031	$ 9,552,471
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	7,078,108	4,653,914	2,426,188
Bad debt expense	7,487,174	941,065	419,383
Loss (gain) on disposal of property and equipment	179,479	66,470	(6,634)
Deferred income tax benefit	(683,078)	(1,052,265)	(21,191)
Share-based compensation expense	4,062,159	764,746	129,431
Foreign currency exchange losses (gains), net	(1,075,257)	197,040
Changes in operating assets and liabilities
Accounts receivable	(16,762,469)	1,117,160	(11,004,712)
Prepaid expenses and other current assets	(2,495,692)	(534,531)	(993,676)
Accrued interest income on time deposits	(2,863,061)	(330,579)
Other non-current assets	(651,774)	(472,702)	(421,512)
Accounts payable	(45,050)	(7,038)	(133,390)
Income taxes payable	2,383,557	1,422,375	1,113,516
Deferred revenue	3,830,271	5,444,456	5,239,498
Accrued expenses and other current liabilities	1,929,718	3,393,767	1,055,429
Other non-current liabilities	1,394,535	54,642	88,744
Net cash provided by operating activities	28,459,868	29,705,551	7,443,545
Investing activities:
Purchase of property and equipment	(7,878,945)	(9,108,968)	(7,188,777)
Proceeds from disposal of property and equipment	156,216	50,060	26,209
Purchase of short term investments	(101,390,291)	(11,298,158)
Proceeds from maturity of short term investments	101,390,291	11,298,158
Purchase of time deposits	(115,280,749)	(17,286,182)	(792,104)
Proceeds from maturity of time deposits	3,634,521	6,456,091	697,052
Issuance of housing loans to employees	(496,172)	(339,623)	(656,954)
Proceeds from repayment of housing loans from employees	406,589	691,492
Net cash used in investing activities	(119,458,540)	(19,537,130)	(7,914,574)
Financing activities:
Proceeds from bank borrowings			301,000
Repayment of bank borrowings			(301,000)
Amounts received on behalf of a related party		141,329	668,652
Repayment of amounts received on behalf of a related party		(232,879)	(745,918)
Advances from a related party		153,386	308,658
Repayment of advances from a related party		(153,386)	(308,658)
Issuance of Class A ordinary shares upon the IPO	96,254,995
Issuance of Class A ordinary shares in private placement concurrent with the IPO	13,500,000
Issuance of Class A ordinary shares in connection with exercise of share options	248,812
Payment of issuance cost of Series C convertible redeemable preferred shares			(150,000)
Payment of IPO costs	(3,532,025)	(499,331)
Net cash provided by (used in) financing activities	106,471,782	(590,881)	(227,266)
Effect of foreign currency exchange rate changes on cash and cash equivalents	1,047,426	364,495	45,756
Net increase (decrease) in cash equivalents	16,520,536	9,942,035	(652,539)
Cash and cash equivalents at beginning of year	26,139,255	16,197,220	16,849,759
Cash and cash equivalents at end of year	42,659,791	26,139,255	16,197,220
Supplemental disclosure of cash flow information:
Income taxes paid	567,401	1,846,576	1,038,042
Interest paid			5,967
Non-cash investing and financing activities:
Accrual for purchase of equipment	286,144		86,244
Accrual of IPO costs		107,866
Series A [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares	419,776	80,224
Series B [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares	16,324,300
Series C [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares	$ 95,211,135